Schedule of Deferred Tax Valuation Allowance (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Deferred tax assets:
Balance, beginning of the year	$ (139,456)	£ (110,323)
Additions	(31,649)	(25,038)	(110,323)
Balance, end of the year	$ (171,105)	£ (135,361)	£ (110,323)